Summary of Significant Accounting Policies	6 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The accompanying consolidated financial statements (“CFS”) were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and have been consistently applied. The CFS includes the financial statements of the Company, its subsidiaries, the VIE and the VIE’s subsidiary. All inter-company balances and transactions were eliminated upon consolidation. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying CFS include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results, and cash flows for the periods presented.

(b)	Accounts receivable, net

Accounts receivable, net are stated at the original amount less an allowance for doubtful receivables, if any, based on a review of all outstanding amounts at period end. An allowance is also made when there is objective evidence that the Company will not be able to collect all amounts due according to the original terms of the receivables. The Company analyses the aging of the customer accounts, coverage of credit insurance, customer concentrations, customer credit-worthiness, historical and current economic trends and changes in its customer payment patterns when evaluating the adequacy of the allowance for doubtful accounts. For the six months ended March 31, 2022 and 2023, the Company recorded bad debt expense of $113,387 and $300,266, respectively, against its accounts receivable.

(c)	Intangible assets, net

The Company performs valuation of the intangible assets arising from business combinations to determine the relative fair value (“FV”) to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at FV. Intangible assets with useful lives are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful life
Patents	5 years
Software copyright	5 years

(d)	Goodwill

Goodwill is the excess of the purchase price over FV of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of September 30 of each balance sheet date and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. The Company first has the option to assess qualitative factors to determine whether it is more likely than not that the FV of a reporting unit is less than its carrying amount.

If the Company decides, as a result of its qualitative assessment, that it is more likely than not that the FV of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the FV of each reporting unit with its carrying amount, including goodwill. A goodwill impairment charge will be recorded for the amount by which a reporting unit’s carrying value exceeds its FV, but not to exceed the carrying amount of goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units and determining the FV of each reporting unit. The judgment in estimating the FV of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of FV for each reporting unit.

(e)	Long-term investments

Long-term investments are the Company’s equity investments in privately held companies accounted for equity method, and equity investments without readily determinable fair values.

(1) Equity investments accounted for using the equity method

The Company applies the equity method of accounting to equity investments, in ordinary shares or in-substance ordinary shares, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Company initially records its investment at cost. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into consolidated statements of operations and comprehensive loss after the date of acquisition.

(2) Equity investment without readily determinable fair values

Equity investment without readily determinable FVs refers to the investment over which the Company does not have the ability to exercise significant influence through the investments in ordinary shares or in substance ordinary shares, are accounted for under the measurement alternative upon the adoption of ASU2016-01 (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at purchase cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in the consolidated statements of operations and comprehensive loss. The Company makes an assessment of whether an investment is impaired based on performance and financial position of the investee, as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Company recognizes an impairment loss equal to the difference between the carrying value and FV in the consolidated statements of operations and comprehensive loss if any.

(f)	Revenue recognition

The Company follows ASU 2014-09, Revenue from Contracts with Customers (“ASC Topic 606”), to account for the revenue from sales of self-manufactured battery cell, battery pack and e-bicycles and battery cell trading. The Company applied ASC Topic 840, Leases, for the revenue from rentals of lithium batteries and e-bicycles.

The core principle of ASC Topic 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customers

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

Revenue recognition policies are discussed as follows:

Revenue from sales of self-manufactured battery cell, battery pack and e-bicycles

The Company sells products to different customers, primarily including sale of self-manufactured battery cells (see Note 16 Discontinued Operation), self-assembled battery packs and sale of e-bicycles. The Company presents the revenue generated from its sales of products on a gross basis as the Company is a principal. The revenue is recognized at a point in time when the Company satisfies the performance obligation by transferring promised product to a customer upon acceptance by customers.

Contract liabilities primarily consist of advances from customers, which comprises unamortized lithium batteries. As of September 30, 2022 (audited) and March 31, 2023, the Company recognized advances from customers of $900,436 and $2,006,695, respectively.

The revenues from sales of self-manufactured battery cells and lithium batteries and e-bicycles services via sublease and its own application named Yidianxing are revenues from the Company’s discontinued operation, and are reported separately in the Consolidated Statements of Income for the six months ended March 31, 2022 and 2023 (see Note 16 Discontinued Operation). The following table identifies the disaggregation of the Company’s revenue from continuing operations for the six months ended March 31, 2022 and 2023:

	2022	2023
Revenues from continuing operations:
Sales of e-bicycles	$4,055,330	$3,001,709
Sales of batteries and battery packs	1,581,023	1,732,871
Others	393,825	427,118
Net revenues	$6,030,178	$5,161,698

(f)	Revenue recognition (continued)

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Company has satisfied its performance obligation and has unconditional right to the payment. The Company had no contract assets as of September 30, 2022 (audited) or March 31, 2023.

The Company applies a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year.

(g)	Share-based compensation

The Company applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for its share-based payments. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. All the Company’s grants of share-based awards were classified as equity awards and are recognized in the financial statements based on their grant date fair values.

The Company elects to recognize compensation expense using the straight-line method for all awards granted with graded vesting based on service conditions. The Company has also elected to account for forfeitures as they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited.

(h)	Recent Accounting Standards

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU No. 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. In July 2018, ASU 2016-02 was updated with ASU 2018-11, Targeted Improvements to ASC Topic 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 and (2) lessors may elect not to separate lease and non-lease components when certain conditions are met. In November 2019, ASU 2019-10, Codification Improvements to ASC 842 modified the effective dates of all other entities. In June 2020, ASU 2020-05 defers the effective date for one year for entities in the “all other” category. For all other entities, the amendments in ASU 2020-05 are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application of the guidance continues to be permitted. Based on the portfolio of leases as of March 31, 2023, a right-of-use asset of $171,993 and a lease liability of $170,682 would be recognized on the Company’s consolidated balance sheet for the fiscal year beginning upon October 1, 2022, primarily relating to the rental of office space, production space and storage space. The Company does not expect any material impact on its CFS as a result of adopting the new standard.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses,” which requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU No. 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-02 to provide additional guidance on the credit losses standard. For all other entities, the amendments for ASU 2016-13 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. Adoption of the ASUs is on a modified retrospective basis. The Company will adopt ASU 2016-13 on October 1, 2023. The Company is in the process of evaluating the effect of the adoption of this ASU on its CFS.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its unaudited consolidated financial statements.